Loans - Loan Ratings by Loan Class, Commercial (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 4,038,825	$ 3,790,901
Accrued interest excluded from total	13,461	12,500
Current period gross charge-offs	3,608	3,796	$ 2,486
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	338,456	313,144
Financing receivable, year two, originated, fiscal year before current fiscal year	378,767	327,184
Financing receivable, year three, originated, two years before current fiscal year	314,851	203,020
Financing receivable, year four, originated, three years before current fiscal year	157,670	79,908
Financing receivable, year five, originated, four years before current fiscal year	128,800	127,798
Financing receivable, originated, more than five years before current fiscal year	278,672	282,057
Revolving Loans Amortized Cost Basis	340,148	346,620
Total loans	1,937,364	1,679,731
Accrued interest, current fiscal year	1,220	787
Accrued interest, fiscal year before current fiscal year	1,110	1,123
Accrued interest, two years before current fiscal year	989	563
Accrued interest, three years before current fiscal year	383	201
Financing receivable, accrued interest, four years before current fiscal year	473	467
Accrued interest, more than five years before current fiscal year	999	987
Accrued interest, revolving	1,322	1,615
Accrued interest excluded from total	6,496	5,743
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	960
Gross charge-offs, five years or more before current	4	69
Gross charge-offs, revolving	0	25
Current period gross charge-offs	4	1,054	$ 0
Commercial | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	325,415	313,048
Financing receivable, year two, originated, fiscal year before current fiscal year	373,660	321,945
Financing receivable, year three, originated, two years before current fiscal year	295,951	201,509
Financing receivable, year four, originated, three years before current fiscal year	146,278	77,328
Financing receivable, year five, originated, four years before current fiscal year	122,897	121,282
Financing receivable, originated, more than five years before current fiscal year	273,052	274,225
Revolving Loans Amortized Cost Basis	315,452	334,486
Total loans	1,852,705	1,643,823
Commercial | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	10,348	96
Financing receivable, year two, originated, fiscal year before current fiscal year	3,055	5,239
Financing receivable, year three, originated, two years before current fiscal year	17,258	964
Financing receivable, year four, originated, three years before current fiscal year	9,002	2,580
Financing receivable, year five, originated, four years before current fiscal year	5,636	6,495
Financing receivable, originated, more than five years before current fiscal year	4,736	7,800
Revolving Loans Amortized Cost Basis	20,183	11,938
Total loans	70,218	35,112
Commercial | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	2,693	0
Financing receivable, year two, originated, fiscal year before current fiscal year	2,052	0
Financing receivable, year three, originated, two years before current fiscal year	1,642	547
Financing receivable, year four, originated, three years before current fiscal year	2,343	0
Financing receivable, year five, originated, four years before current fiscal year	267	21
Financing receivable, originated, more than five years before current fiscal year	877	4
Revolving Loans Amortized Cost Basis	4,513	196
Total loans	14,387	768
Commercial | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	47	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	7	28
Revolving Loans Amortized Cost Basis	0	0
Total loans	54	28
Commercial | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	196,302	110,568
Financing receivable, year two, originated, fiscal year before current fiscal year	142,377	157,954
Financing receivable, year three, originated, two years before current fiscal year	145,523	71,592
Financing receivable, year four, originated, three years before current fiscal year	82,482	50,224
Financing receivable, year five, originated, four years before current fiscal year	78,831	46,770
Financing receivable, originated, more than five years before current fiscal year	106,624	100,269
Revolving Loans Amortized Cost Basis	249,190	272,768
Total loans	1,001,329	810,145
Accrued interest, current fiscal year	612	239
Accrued interest, fiscal year before current fiscal year	478	438
Accrued interest, two years before current fiscal year	361	132
Accrued interest, three years before current fiscal year	217	128
Financing receivable, accrued interest, four years before current fiscal year	342	120
Accrued interest, more than five years before current fiscal year	341	326
Accrued interest, revolving	959	1,327
Accrued interest excluded from total	3,310	2,710
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	4	69
Gross charge-offs, revolving	0	25
Current period gross charge-offs	4	94
Commercial | Commercial and industrial | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	183,261	110,472
Financing receivable, year two, originated, fiscal year before current fiscal year	137,270	152,715
Financing receivable, year three, originated, two years before current fiscal year	142,630	70,081
Financing receivable, year four, originated, three years before current fiscal year	71,225	47,644
Financing receivable, year five, originated, four years before current fiscal year	72,928	42,576
Financing receivable, originated, more than five years before current fiscal year	106,086	97,960
Revolving Loans Amortized Cost Basis	242,573	260,634
Total loans	955,973	782,082
Commercial | Commercial and industrial | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	10,348	96
Financing receivable, year two, originated, fiscal year before current fiscal year	3,055	5,239
Financing receivable, year three, originated, two years before current fiscal year	1,251	964
Financing receivable, year four, originated, three years before current fiscal year	9,002	2,580
Financing receivable, year five, originated, four years before current fiscal year	5,636	4,173
Financing receivable, originated, more than five years before current fiscal year	336	2,277
Revolving Loans Amortized Cost Basis	2,104	11,938
Total loans	31,732	27,267
Commercial | Commercial and industrial | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	2,693	0
Financing receivable, year two, originated, fiscal year before current fiscal year	2,052	0
Financing receivable, year three, originated, two years before current fiscal year	1,642	547
Financing receivable, year four, originated, three years before current fiscal year	2,208	0
Financing receivable, year five, originated, four years before current fiscal year	267	21
Financing receivable, originated, more than five years before current fiscal year	195	4
Revolving Loans Amortized Cost Basis	4,513	196
Total loans	13,570	768
Commercial | Commercial and industrial | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	47	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	7	28
Revolving Loans Amortized Cost Basis	0	0
Total loans	54	28
Commercial | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	142,154	202,576
Financing receivable, year two, originated, fiscal year before current fiscal year	236,390	169,230
Financing receivable, year three, originated, two years before current fiscal year	169,328	131,428
Financing receivable, year four, originated, three years before current fiscal year	75,188	29,684
Financing receivable, year five, originated, four years before current fiscal year	49,969	81,028
Financing receivable, originated, more than five years before current fiscal year	172,048	181,788
Revolving Loans Amortized Cost Basis	90,958	73,852
Total loans	936,035	869,586
Accrued interest, current fiscal year	608	548
Accrued interest, fiscal year before current fiscal year	632	685
Accrued interest, two years before current fiscal year	628	431
Accrued interest, three years before current fiscal year	166	73
Financing receivable, accrued interest, four years before current fiscal year	131	347
Accrued interest, more than five years before current fiscal year	658	661
Accrued interest, revolving	363	288
Accrued interest excluded from total	3,186	3,033
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	960
Gross charge-offs, five years or more before current	0	0
Gross charge-offs, revolving	0	0
Current period gross charge-offs	0	960
Commercial | Commercial real estate | Non-watch (1-6)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	142,154	202,576
Financing receivable, year two, originated, fiscal year before current fiscal year	236,390	169,230
Financing receivable, year three, originated, two years before current fiscal year	153,321	131,428
Financing receivable, year four, originated, three years before current fiscal year	75,053	29,684
Financing receivable, year five, originated, four years before current fiscal year	49,969	78,706
Financing receivable, originated, more than five years before current fiscal year	166,966	176,265
Revolving Loans Amortized Cost Basis	72,879	73,852
Total loans	896,732	861,741
Commercial | Commercial real estate | Watch (7-8)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	16,007	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	2,322
Financing receivable, originated, more than five years before current fiscal year	4,400	5,523
Revolving Loans Amortized Cost Basis	18,079	0
Total loans	38,486	7,845
Commercial | Commercial real estate | Substandard Accrual (9)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	135	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	682	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	817	0
Commercial | Commercial real estate | Non-Accrual (10-11)
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	$ 0	$ 0